Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Line Items]
Schedule of deferred tax assets and liabilities

As at December 31	2019	2018
Deferred tax assets
Non-capital loss carryforwards	$—	$127

Total deferred tax assets	$—	$127

Schedule of deferred tax assets not recognized

As at December 31	2019	2018
Deferred tax assets
Scientific research and experimental development	$2 , 640	$3,237
Investment in Sensible	855	—
Holdback receivable	688	199
Other	1,781	159
Non-capital losses	207	—

Total deferred tax assets	$6,171	$3,595

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income

Year ended December 31	2019	2018	2017
(Loss) Income for the year
Canadian	$(7,013)	$3,440	$(2,178)
Foreign	(12,628)	1,383	4,615

	$(19,641)	$4,823	$2,437

Year ended December 31	2019	2018	2017
Canadian federal and provincial income taxes at 27% (2018 – 27%; 2017 – 27%)	$5,303	$(1,302)	$(658)
Permanent differences and other items	(330)	26	(335)
Foreign tax rate in foreign jurisdictions	(1,308)	85	656
Change in unrecognized deferred tax assets	(3,810)	294	9,397

	$(145)	$(897)	$9,060

UNITED STATES
Income Tax [Line Items]
Schedule of losses available for application in future years

2039	$243

$243

BARBADOS
Income Tax [Line Items]
Schedule of losses available for application in future years

2020	$1,210
202 1	1,275
2022	3,752

$6,237